Impairment loss on marketable securities and investments in associated companies (restated) - Seadrill Partners - Member interest - Impairment of Cost method investments (Details) - USD ($)
$ in Millions
	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Non-economic ownership interest (as percent)								0.00%
IDR ownership (as percent)								100.00%
Total impairment of investments	$ 882		$ 13		$ 13	$ 895		$ 895	$ 1,285	[1]	$ 0
Seadrill Partners LLC
Schedule of Cost-method Investments [Line Items]
Total impairment of investments								653
Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Cost-method Investments [Line Items]
Total impairment of investments								$ 73	$ 106		$ 0
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Cost-method Investments [Line Items]
Total impairment of investments							$ (106)

[1]	Refer to Note 39 "Restatement of previously issued financial statements"